CASH AND CASH EQUIVALENTS (Details Narrative)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 8,743,805	¥ 62,247,145	¥ 20,618,058